UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811‑23801
Bitwise Funds Trust
(Exact name of registrant as specified in charter)
250 Montgomery Street, Suite 200
San Francisco, California 94101
(Address of principal executive offices) (Zip code)
Delaware Trust Company
251 Little Falls Drive
Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)
Copies of Communications to
Richard J. Coyle, Esq.
Chapman and Cutler, LLP
320 South Canal Street
Chicago, Illinois 60606
Katherine Dowling, Esq.
Bitwise Asset Management, Inc.
250 Montgomery Street, Suite 200
San Francisco, CA 94104
Registrant’s telephone number, including area code: (415) 707‑3663
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024
Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF BTOP | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
This report contains material fund changes that occurred subsequent to June 30, 2024.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$112	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on September 29, 2023 through December 31, 2024, BTOP returned +136.40%, compared to +39.64% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to bitcoin and ethereum futures contracts, which performed strongly alongside a rally in the price of bitcoin and ethereum. The Fund adopted its current investment strategy on December 3, 2024, pivoting from a strategy that invested only in an equal mix of bitcoin and ethereum futures to a rules-based rotation strategy that invests entirely in either an equal mix of bitcoin and ethereum futures or U.S. Treasuries, depending on market momentum. The new strategy aims to provide higher risk-adjusted returns than a traditional buy‑and‑hold strategy by participating in sustained rallies while prioritizing capital preservation in uncertain markets.
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like bitcoin and ethereum, as the new U.S. administration has advocated a favorable stance toward crypto assets. We continue to see value in the risk-managed exposure BTOP offers, and believe that the long-term trend of growth in the crypto market is compelling.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	64.51%	98.21%

S&P 500 Index	25.02%	30.41%

Since Inception Returns are Annualized.
Prior to December 3, 2024, the Fund was known as Bitwise Bitcoin and Ether Equal Weight Strategy ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,262,810

Total advisory fees paid	$68,483

Total number of portfolio holdings	2

Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S. Treasury Bills	77.8%

Money Market Funds	22.2%

Other Assets in Excess of Liabilities	0.0%

Total	100.0%
Material Fund Changes
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Bitcoin and Ether Equal Weight Strategy ETF.
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin and Ether Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Bitcoin and Ether Futures Contracts.

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF BITC | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
This report contains material fund changes that occurred subsequent to June 30, 2024.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$129	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on March 20, 2023 through December 31, 2024, BITC returned +185.46%, compared to +52.80% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to bitcoin futures contracts, which performed strongly alongside a rally in the price of bitcoin. The Fund adopted its current investment strategy on December 3, 2024, pivoting from a strategy that invested only in bitcoin futures to a rules-based rotation strategy that invests entirely in either bitcoin futures or U.S. Treasuries, depending on market momentum. The new strategy aims to provide higher risk-adjusted returns than a traditional buy‑and‑hold strategy by participating in sustained rallies while prioritizing capital preservation in uncertain markets.
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like bitcoin, as the new U.S. administration has advocated a favorable stance toward crypto assets. We continue to see value in the risk-managed exposure BITC offers, and believe that the long-term trend of growth in the crypto market is compelling.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 03/20/23

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	103.06%	79.90%

S&P 500 Index	25.02%	26.79%

Since Inception Returns are Annualized.
Prior to December 3, 2024, the Fund was known as Bitwise Bitcoin Strategy Optimum Roll ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$18,989,638

Total advisory fees paid	$103,149

Total number of portfolio holdings	2

Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S. Treasury Bills	26.3%

Money Market Funds	68.9%

Other Assets in Excess of Liabilities	4.8%

Total	100.0%
Material Fund Changes
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Bitcoin Strategy Optimum Roll ETF.
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Bitcoin Futures Contracts.

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF AETH | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
This report contains material fund changes that occurred subsequent to June 30, 2024.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$99	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on September 29, 2023 through December 31, 2024, AETH returned 81.51%, compared to +39.64% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to ethereum futures contracts, which performed strongly alongside a rally in the price of ethereum. The Fund adopted its current investment strategy on December 3, 2024, pivoting from a strategy that invested only in ethereum futures to a rules-based rotation strategy that invests entirely in either ethereum futures or U.S. Treasuries, depending on market momentum. The new strategy aims to provide higher risk-adjusted returns than a traditional buy‑and‑hold strategy by participating in sustained rallies while prioritizing capital preservation in uncertain markets.
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like ethereum, as the new U.S. administration has advocated a favorable stance toward crypto assets. We continue to see value in the risk-managed exposure AETH offers, and believe that the long-term trend of growth in the crypto market is compelling.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	33.01%	60.65%
S&P 500 Index	25.02%	30.41%
Since Inception Returns are Annualized.
Prior to December 3, 2024, the Fund was known as Bitwise Ethereum Strategy ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$8,345,202
Total advisory fees paid	$86,502
Total number of portfolio holdings	2
Period portfolio turnover rate	0%
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	96.8%
Money Market Funds	3.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%
Material Fund Changes
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Ethereum Strategy ETF.
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Ether Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Ether Futures Contracts.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Web3 ETF BWEB | NYSE Arca, Inc. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This annual shareholder report contains important information about the Bitwise Web3 ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Web3 ETF	$96	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on October 3, 2022 through December 31, 2024, BWEB returned +120.84%, compared to +65.54% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to technology and crypto-related equities, which saw a substantial rally alongside strong price action in crypto assets. Portfolio constituents ranged in performance between ‑38.99% and +920.89%. The portfolio’s strongest performers included Nvidia (+920.89%), Applied Digital (341.62%), and Meta (+318.97%).
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like many of the companies in BWEB, as the new U.S. administration has advocated a favorable stance toward technologies including crypto and artificial intelligence. We continue to see value in the exposure BWEB offers to some of the world’s most innovative and forward-looking public companies, and believe that the long-term trend of growth in the Web3 market is compelling.

Fund Performance
Growth of an Assumed $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/3/22
Bitwise Web3 ETF	27.03%	42.28%
Bitwise Web3 Equities Index	27.69%	43.08%
S&P 500 Index	25.02%	25.15%
Since Inception Returns are Annualized.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (net) is 0.85%. Returns less than one year are not annualized.
The S&P 500 Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$3,533,472

Total advisory fees paid	$22,377

Total number of portfolio holdings	40

Period portfolio turnover rate	28%
Summary of Holdings by Sector
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Information Technology	39.6%

Communication Services	30.0%

Financials	21.8%

Real Estate	5.0%

Consumer Discretionary	1.7%

Energy	1.6%

Other Assets in Excess of Liabilities	0.3%

Total	100.0%

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. During the period covered by this report, the registrant did not amend provisions of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s code of ethics is filed as an exhibit herewith.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Terrence Olson is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $224,241 for 2023 and $216,810 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $24,915 for 2023 and $33,590 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $74,686 for 2023 and $82,775 for 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1)

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee, if any, pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Audit-Related Fees	N/A	N/A
Tax Fees	100%	100%
All Other Fees	N/A	N/A

(f)

If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2091 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The registrant’s audit committee of the board of trustees has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 and has a separately-designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the audit committee consist of all the independent directors of the registrant, which include Terrence Olson, Jena Watson and David Fogel.

(b)	Not applicable.

Item 6. Investments.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s financial statements are attached herewith.

(b)	The registrant’s financial highlights are attached herewith.

December 31, 2024

Annual Financial Statements and Other Information

Bitwise Funds Trust

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF (formerly known as Bitwise Bitcoin and Ether Equal Weight Strategy ETF) (BTOP)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (formerly known as Bitwise Bitcoin Strategy Optimum Roll ETF) (BITC)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (formerly known as Bitwise Ethereum Strategy ETF) (AETH)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

December 31, 2024

	Principal	Value
U.S. Treasury Bills – 77.8%
U.S. Treasury Bill, 4.57%, 1/21/2025(a) (Cost $4,089,795)	$4,100,000	$4,090,823

	Shares
Money Market Funds – 22.2%
DWS Government Money Market Series Institutional, 4.41%(b) (Cost $1,170,654)	1,170,654	1,170,654

Total Investments – 100.0% (Cost $5,260,449)		$5,261,477
Other Assets in Excess of Liabilities – 0.0%†		1,333

Net Assets – 100.0%		$5,262,810

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	77.8%
Money Market Funds	22.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%†
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	3

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

December 31, 2024

	Principal	Value
U.S. Treasury Bills – 26.3%
U.S. Treasury Bill, 4.27%, 1/30/2025(a) (Cost $4,981,940)	$5,000,000	$4,983,569

	Shares
Money Market Funds – 68.9%
DWS Government Money Market Series Institutional, 4.41%(b) (Cost $13,085,517)	13,085,517	13,085,517

Total Investments – 95.2% (Cost $18,067,457)		$18,069,086

Other Assets in Excess of Liabilities – 4.8%		920,552

Net Assets – 100.0%		$18,989,638

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	26.3%
Money Market Funds	68.9%
Total Investments	95.2%
Other Assets in Excess of Liabilities	4.8%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	4

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

December 31, 2024

	Principal	Value
U.S. Treasury Bills – 96.8%
U.S. Treasury Bill, 4.57%, 1/21/2025(a) (Cost $8,080,455)	$8,100,000	$8,081,871

	Shares
Money Market Funds – 3.1%
DWS Government Money Market Series Institutional, 4.41%(b) (Cost $257,603)	257,603	257,603

Total Investments – 99.9% (Cost $8,338,058)		$8,339,474
Other Assets in Excess of Liabilities – 0.1%		5,728

Net Assets – 100.0%		$8,345,202

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	96.8%
Money Market Funds	3.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	5

Bitwise Funds Trust

Consolidated Statements of Assets and Liabilities

December 31, 2024

	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Assets
Investments, at fair value	$5,261,477	$18,069,086	$8,339,474
Cash	—	886,005	—
Receivables:
Interest	6,739	51,440	14,347
Investment adviser	2,686	6,087	2,807

Total assets	5,270,902	19,012,618	8,356,628

Liabilities
Due to broker	2,686	6,087	2,807
Payables:
Investment advisory fees	5,406	16,893	8,619

Total liabilities	8,092	22,980	11,426

Net Assets	$5,262,810	$18,989,638	$8,345,202

Net Assets Consist of
Paid-in capital	$5,730,347	$20,337,602	$9,209,654
Distributable earnings (loss)	(467,537)	(1,347,964)	(864,452)

Net Assets	$5,262,810	$18,989,638	$8,345,202

Number of Common Shares outstanding	150,004	400,004	225,004

Net Asset Value, offering and redemption price per share	$35.08	$47.47	$37.09

Investments, at cost	$5,260,449	$18,067,457	$8,338,058

See Notes to Consolidated Financial Statements.	6

Bitwise Funds Trust

Consolidated Statements of Operations

Year ended December 31, 2024

	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Investment Income
Dividend income	$123,748	$182,577	$144,256
Interest income	175,866	259,096	228,046

Total income	299,614	441,673	372,302

Expenses
Investment advisory fees	68,483	103,149	86,502
Broker expense	13,094	40,891	6,399
Other expenses	16,859	23,604	22,374

Total expenses	98,436	167,644	115,275

Less fees waived (see Note 5):
Waiver / Reimbursement	(29,953)	(64,495)	(28,773)

Net expenses	68,483	103,149	86,502

Net investment income (loss)	231,131	338,524	285,800

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	419	328	1,130
Futures	2,790,771	6,089,536	317,982

Net realized gain (loss)	2,791,190	6,089,864	319,112

Net change in unrealized appreciation (depreciation) on:
Investments	842	1,217	1,321
Futures	31,522	207,270	(27,385)

Net unrealized gain (loss)	32,364	208,487	(26,064)

Net realized and unrealized gain (loss)	2,823,554	6,298,351	293,048

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,054,685	$6,636,875	$578,848

See Notes to Consolidated Financial Statements.	7

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets

	Bitwise Trendwise BTC/ ETH and Treasuries Rotation Strategy ETF		Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
	Year Ended December 31, 2024	For the period September 29, 2023(1) to December 31, 2023	Year Ended December 31, 2024	For the period March 20, 2023(1) to December 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$231,131	$13,532	$338,524	$31,551
Net realized gain (loss)	2,791,190	453,188	6,089,864	707,160
Net change in net unrealized appreciation (depreciation)	32,364	(31,336)	208,487	(206,858)

Net increase (decrease) in net assets resulting from operations	3,054,685	435,384	6,636,875	531,853

Distributions to shareholders	(2,602,022)	(198,830)	(7,581,644)	(235,273)

Fund Shares Transactions
Proceeds from shares sold	5,691,177	3,162,801	18,287,905	8,486,548
Value of shares redeemed	(4,280,385)	—	(5,021,730)	(2,114,896)

Net increase (decrease) in net assets resulting from fund share transactions	1,410,792	3,162,801	13,266,175	6,371,652

Total net increase (decrease) in net assets	1,863,455	3,399,355	12,321,406	6,668,232

Net Assets
Beginning of period	3,399,355	—	6,668,232	—

End of period	$5,262,810	$3,399,355	$18,989,638	$6,668,232

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,004	—	200,004	—
Shares sold	125,000	100,004	325,000	275,004
Shares redeemed	(75,000)	—	(125,000)	(75,000)

Shares outstanding, end of period	150,004	100,004	400,004	200,004

(1)	Commencement of operations.

See Notes to Consolidated Financial Statements.	8

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets (Continued)

	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
	Year Ended December 31, 2024	For the period September 29, 2023(1) to December 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$285,800	$7,692
Net realized gain (loss)	319,112	344,809
Net change in net unrealized appreciation (depreciation)	(26,064)	27,480

Net increase (decrease) in net assets resulting from operations	578,848	379,981

Distributions to shareholders	(1,228,142)	(160,791)

Fund Shares Transactions
Proceeds from shares sold	15,941,983	2,180,470
Value of shares redeemed	(9,347,147)	—

Net increase (decrease) in net assets resulting from fund share transactions	6,594,836	2,180,470

Total net increase (decrease) in net assets	5,945,542	2,399,660

Net Assets
Beginning of period	2,399,660	—

End of period	$8,345,202	$2,399,660

Changes in Shares Outstanding
Shares outstanding, beginning of period	75,004	—
Shares sold	375,000	75,004
Shares redeemed	(225,000)	—

Shares outstanding, end of period	225,004	75,004

(1)	Commencement of operations.

See Notes to Consolidated Financial Statements.	9

Bitwise Funds Trust

Consolidated Financial Highlights

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF Selected Per Share Data	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net Asset Value, beginning of period	$33.99	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.32	0.24
Net realized and unrealized gain (loss)	20.59	10.74

Total from investment operations	21.91	10.98

Less distributions from:
Net investment income	(20.82)	(1.99)

Total distributions	(20.82)	(1.99)

Net Asset Value, end of period	$35.08	$33.99

Total Return (%)	64.51	43.70	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$5	$3
Ratio of expenses before fee waiver (%)	1.22	1.31	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.87	2.97	(d)(e)
Portfolio turnover rate (%)(f)	0	0	(c)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF Selected Per Share Data	Year Ended December 31, 2024	Period Ended December 31, 2023(g)
Net Asset Value, beginning of period	$33.34	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.41	0.61
Net realized and unrealized gain (loss)	32.94	9.61

Total from investment operations	34.35	10.22

Less distributions from:
Net investment income	(20.22)	(1.88)

Total distributions	(20.22)	(1.88)

Net Asset Value, end of period	$47.47	$33.34

Total Return (%)	103.06	40.56	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$19	$7
Ratio of expenses before fee waiver (%)	1.38	3.36	(d)(h)
Ratio of expenses after fee waiver (%)	0.85	0.85	(d)(h)
Ratio of net investment income (loss) (%)	2.79	2.82	(d)(h)
Portfolio turnover rate (%)(f)	0	0	(c)

(a)	For the period September 29, 2023 (commencement of operations) through December 31, 2023. (b) Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.
(g)	For the period March 20, 2023 (commencement of operations) through December 31, 2023.
(h)	For the period March 21, 2023 (commencement of Fund expenses) through December 31, 2023.

See Notes to Consolidated Financial Statements.	10

Bitwise Funds Trust

Consolidated Financial Highlights (Continued)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF Selected Per Share Data	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net Asset Value, beginning of period	$31.99	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.13	0.21
Net realized and unrealized gain (loss)	9.43	8.92

Total from investment operations	10.56	9.13

Less distributions from:
Net investment income	(5.46)	(2.14)

Total distributions	(5.46)	(2.14)

Net Asset Value, end of period	$37.09	$31.99

Total Return (%)	33.01	36.47	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$8	$2
Ratio of expenses before fee waiver (%)	1.13	1.52	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.81	2.77	(d)(e)
Portfolio turnover rate (%)(f)	0	0	(c)

(a)	For the period September 29, 2023 (commencement of operations) through December 31, 2023. (b) Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized. (d) Annualized.
(e)	For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	11

Bitwise Funds Trust

Notes to Consolidated Financial Statements

December 31, 2024

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of December 31, 2024, the Trust consists of four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on three of the four Funds listed below:

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF (formerly known as Bitwise Bitcoin and Ether Equal Weight Strategy ETF)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (formerly known as Bitwise Bitcoin Strategy Optimum Roll ETF)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (formerly known as Bitwise Ethereum Strategy ETF)

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 25,000 shares, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiary (each, a “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its proportionate share of its respective share of the applicable Subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by the respective Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Bitwise Ethereum Strategy Cayman Subsidiary, LLC

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2024	% of Fund’s Consolidated Total Assets at December 31, 2024
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	September 29, 2023	$–	–%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	March 20, 2023	$886,005	4.7%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	September 29, 2023	$–	–%

12

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

December 31, 2024

3. Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualify as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Funds’ shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Fixed income and debt securities are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of the fixed income securities. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation.

Fixed income and debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

December 31, 2024

The following is a summary of the valuations as of December 31, 2024 for each Fund based upon the three levels defined above:

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$4,090,823	$—	$4,090,823
Money Market Funds	1,170,654	—	—	1,170,654

TOTAL	1,170,654	4,090,823	—	5,261,477

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	4,983,569	—	4,983,569
Money Market Funds	13,085,517	—	—	13,085,517

TOTAL	13,085,517	4,983,569	—	18,069,086

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	8,081,871	—	8,081,871
Money Market Funds	257,603	—	—	257,603

TOTAL	257,603	8,081,871	—	8,339,474

Cash

Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Consolidated Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statement.

14

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

December 31, 2024

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations.

Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the primary underlying risk: Crypto Assets. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., crypto assets, interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and a Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

For the year ended December 31, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Futures Contracts by risk type, as disclosed in the Consolidated Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	Crypto Asset	$2,790,771	$31,522
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Crypto Asset	$6,089,536	$207,270
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Crypto Asset	$317,982	$(27,385)

At December 31, 2024, the Funds did not hold any futures contracts.

15

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

December 31, 2024

For the year ended December 31, 2024, the average monthly notional volume of derivatives was as follows:

Fund	Future Contracts (Contract Value)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$7,345,128
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	10,430,550
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	8,965,970

4. Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF, Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statement of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline.

At December 31, 2024, the Funds did not hold any reverse repurchase agreements.

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	0.85%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	0.85%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	0.85%

For the Funds below, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual Fund operating expenses do not exceed 0.85% of average daily net assets until May 1, 2027.

For the year ended December 31, 2024, the Adviser reimbursed the Funds for broker expenses and other trading expenses as follows:

Fund	Expenses Reimbursed
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$29,953
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	64,495
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	28,773

For the year ended December 31, 2024 the Funds had a receivable from Adviser. The Adviser reimbursed the Funds on January 6, 2025 as follows:

Fund	Receivable Reimbursed
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$2,686
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	6,087
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	2,807

16

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

December 31, 2024

This unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

For the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and the Bitwise Trendwise Ethereum Strategy ETF, the Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

6. Fund Share Transactions

The Funds issues and redeems shares at NAV only in large blocks of 25,000 Shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

7. Federal Income Taxes

As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$ 6,739	$ —	$(474,276)	$ (467,537)
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	52,346	—	(1,400,310)	(1,347,964)
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	21,899	—	(886,351)	(864,452)

The tax character of dividends and distributions declared for the years ended December 31, 2024 were as follows:

Fund	Ordinary Income*	Long Term Capital Gains
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$ 2,602,022	$—
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	7,581,644	—
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	1,228,142	—

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

17

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

December 31, 2024

At December 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Fund
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$ —	$ —	$—
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	—	—	—
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	—	—	—

For the fiscal year ended December 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), Passive Foreign Investment Companies (“PFICs”), redemptions-in-kind, partnership investments, and accrued foreign capital gain taxes.

Fund	Distributable earnings (loss)	Paid-in Capital
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$(1,156,754)	$1,156,754
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	(580,943)	580,943
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	(434,348)	434,348

As of December 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$5,735,754	$(474,276)	$3,241,638	$(3,715,914)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	19,469,396	(1,400,310)	6,795,183	(8,195,493)
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	9,225,825	(886,351)	660,859	(1,547,210)

8. Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Selective members of the Executive Management Committee, Officers of the Trust and other senior personnel of the Trust’s adviser, acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each individual Fund and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy for each Fund which is executed by the Funds’ portfolio managers. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess each Fund’s single segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Funds’ single segment, is consistent with that presented within each of the Funds’ respective financial statements. Segment assets for each Fund are reflected on the accompanying consolidated statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying consolidated statement of operations for each respective Fund.

9. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

18

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

December 31, 2024

10. Subsequent Events

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no material events that would require disclosure or recognition in the Funds’ consolidated financial statements other than those disclosed above, which occurred during the period subsequent to December 31, 2024.

19

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Bitwise Funds Trust:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of the funds listed in the Appendix (the Funds), each a series of Bitwise Funds Trust (the Trust), including the consolidated schedules of investments, as of December 31, 2024, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for the year then ended and for the periods listed in the Appendix and the related notes (collectively, the financial statements), and the consolidated financial highlights for the year then ended and for the periods indicated in the Appendix. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the year then ended and for the periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Bitwise Funds Trust investment companies since 2022.

/s/ KPMG LLP

New York, New York

February 26, 2025

20

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm (Continued)

Appendix

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and subsidiary (formerly Bitwise Bitcoin and Ether Equal Weight Strategy ETF)

Consolidated Statement of Changes in Net Assets for the year ended December 31, 2024, and for the period September 29, 2023 (commencement of operations) through December 31, 2023

Consolidated Financial Highlights for the year ended December 31, 2024, and for the period September 29, 2023 (commencement of operations) through December 31, 2023

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF and subsidiary (formerly Bitwise Bitcoin Strategy Optimum Roll ETF)

Consolidated Statement of Changes in Net Assets for the year ended December 31, 2024, and for the period March 20, 2023 (commencement of operations) through December 31, 2023

Consolidated Financial Highlights for the year ended December 31, 2024, and for the period March 20, 2023 (commencement of operations) through December 31, 2023

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF and subsidiary (formerly Bitwise Ethereum Strategy ETF)

Consolidated Statement of Changes in Net Assets for the year ended December 31, 2024, and for the period September 29, 2023 (commencement of operations) through December 31, 2023

Consolidated Financial Highlights for the year ended December 31, 2024, and for the period September 29, 2023 (commencement of operations) through December 31, 2023

21

Bitwise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

Bitwise Bitcoin Strategy Optimum Roll ETF

The Board of Trustees (the “Board” or “Trustees”) of Bitwise Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuation of the investment management agreement (the “Advisory Agreement”) with Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), on behalf of Bitwise Bitcoin Strategy Optimum Roll ETF (the “Fund”), among the Trust, on behalf of the Fund, and the Adviser, for an additional one-year period ending September 30, 2024 at a meeting held on September 12, 2024 (the “Meeting”). The Board determined that the continuation of the Advisory Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided by the Adviser and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At the Meeting, the Board, including the Independent Trustees, reviewed materials provided by the Adviser responding to requests for information from counsel that, among other things, outlined: the services provided by the Adviser to the Fund; the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”), each assembled by an independent third-party source, and as compared to fees charged to other clients of the Adviser, including other ETFs managed by the Adviser; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes; the nature of expenses incurred in providing services to each Fund and the potential for the Adviser to realize economies of scale, if any; profitability and other financial data for the Adviser; any indirect benefits to the Adviser; and information on the Adviser’s compliance program. The Board applied its business judgment to determine whether the arrangement between the Trust and the Adviser continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Adviser manages the Fund and knowing the Fund’s unitary fee.

In reviewing the Advisory Agreement for the Fund, the Board considered the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement. The Board considered that the Adviser is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Adviser to the Fund. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser and considered that it includes a robust program for monitoring the Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.

In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Adviser under the Advisory Agreement have been and are expected to remain satisfactory and that the Adviser has managed the Fund consistent with its investment objective, policies and restrictions. The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board considered that as part of the unitary fee the Adviser is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Adviser to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund represented the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Adviser for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. For Bitwise Bitcoin Strategy Optimum Roll ETF, the Board considered the Fund’s performance as compared to its benchmark index. However, given that the Fund did not seek to provide returns that correlated to the benchmark index, the Board did not place great emphasize on the degree of this correlation.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Adviser to the Fund under the Advisory Agreement.

The Board considered information and discussed with the Adviser whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Adviser, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be

22

Bitwise Funds Trust

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs of the Adviser in serving as investment adviser to the Fund for the twelve months ended June 30, 2024 and the estimated profitability level for the Fund calculated by the Adviser based on such data. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Adviser’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Adviser that may be realized from its relationship with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Adviser were not unreasonable. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

23

Bitwise Funds Trust

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below

(i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For the year ended December 31, 2024, the funds hereby designate the below percentages, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. Government which is generally exempt from state income tax.

Fund

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	7.93%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	5.36%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	21.39%

24

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment	Vident Asset Management	Securities Lending Agent &
Manager, LLC	1125 Sanctuary Parkway,	Transfer Agent
250 Montgomery Street,	Suite 515	The Bank of New York Mellon
Suite 200	Alpharetta, GA 30009	240 Greenwich Street
San Francisco, CA 94104		New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Fund Services, LLC	Public Accounting Firm	Chapman and Cutler LLP
Three Canal Plaza, Suite 100	KPMG LLP	320 South Canal Street
Portland, ME 04101	345 Park Avenue	Chicago, IL 60606
New York, NY 10154

Bitwise Funds Trust
250 Montgomery Street,
Suite 200,
San Francisco, CA 94104

December 31, 2024

Annual Financial Statements and

Other Information

Bitwise Funds Trust

Bitwise Web3 ETF (BWEB)

(This page intentionally left blank)

Bitwise Web3 ETF

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Web3 ETF

Schedule of Investments

December 31, 2024

	Shares	Value
Common Stocks – 99.7%
Communication Services – 30.0%
Alphabet, Inc., Class C	341	$64,940
Electronic Arts, Inc.	1,083	158,443
Meta Platforms, Inc., Class A	516	302,123
ROBLOX Corp., Class A*	5,424	313,833
Take-Two Interactive Software, Inc.*	881	162,174
Tencent Holdings Ltd.	1,098	58,943

		1,060,456

Consumer Discretionary – 1.7%
LVMH Moet Hennessy Louis Vuitton SE	90	59,225

Energy – 1.6%
Exxon Mobil Corp.	531	57,120

Financials – 21.8%
Block, Inc.*	1,846	156,891
Coinbase Global, Inc., Class A*	939	233,154
Galaxy Digital Holdings Ltd.*	5,732	99,599
Mastercard, Inc., Class A	114	60,029
OSL Group Ltd.*	7,749	7,980
Robinhood Markets, Inc., Class A*	4,055	151,089
Visa, Inc., Class A	193	60,996

		769,738

Information Technology – 39.6%
Akamai Technologies, Inc.*	724	69,251
Applied Digital Corp.*	3,282	25,074
Bit Digital, Inc.*	2,952	8,649
Bitdeer Technologies Group, Class A*	692	14,996
Bitfarms Ltd.*	7,237	10,718
Canaan, Inc., ADR*	4,320	8,856
Cipher Mining, Inc.*	4,644	21,548
Cleanspark, Inc.*	4,915	45,267
Cloudflare, Inc., Class A*	1,550	166,904
CompoSecure, Inc., Class A	204	3,127
Core Scientific, Inc.*	5,369	75,434
Hive Digital Technologies Ltd.*	2,548	7,282
Hut 8 Corp.*	744	15,230
Iris Energy Ltd.*	3,158	31,012
MARA Holdings, Inc.*	6,728	112,829
Microsoft Corp.	135	56,902
Northern Data AG*	981	45,306
NVIDIA Corp.	424	56,939
Riot Platforms, Inc.*	6,163	62,924
Salesforce, Inc.	166	55,499
Shopify, Inc., Class A*	2,726	289,856
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	298	58,852
Terawulf, Inc.*	5,475	30,988
Unity Software, Inc.*	5,656	127,090

		1,400,533

See Notes to Financial Statements.	4

Bitwise Web3 ETF

Schedule of Investments (Continued)

December 31, 2024

	Shares	Value
Common Stocks (continued)
Real Estate – 5.0%
Equinix, Inc	185	$174,435

Total Common Stocks (Cost $3,611,360)		3,521,507

Total Investments – 99.7% (Cost $3,611,360)		$3,521,507
Other Assets in Excess of Liabilities – 0.3%		11,965

Net Assets – 100.0%		$3,533,472

*	Non Income Producing

ADR : American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	39.6%
Communication Services	30.0%
Financials	21.8%
Real Estate	5.0%
Consumer Discretionary	1.7%
Energy	1.6%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%

Country Breakdown^

Country	% of Net Assets
United States	82.9%
Canada	9.1%
China	2.1%
France	1.7%
Taiwan	1.7%
Germany	1.3%
Australia	0.9%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

^	The Fund’s country breakdown may change over time.

See Notes to Financial Statements.	5

Bitwise Web3 ETF

Statement of Assets and Liabilities

December 31, 2024

Bitwise Web3 ETF
Assets
Investments, at fair value	$3,521,507
Cash	1
Receivables:
Securities sold	28,462
Dividends	142
Foreign tax reclaim	69

Total assets	3,550,181

Liabilities
Due to custodian	14,202
Payables:
Investment advisory fees	2,507

Total liabilities	16,709

Net Assets	$3,533,472

Net Assets Consist of
Paid-in capital	$3,720,606
Distributable earnings (loss)	(187,134)

Net Assets	$3,533,472

Number of Common Shares outstanding	64,000

Net Asset Value, offering and redemption price per share	$55.21

Investments, at cost	$3,611,360

See Notes to Financial Statements.	6

Bitwise Web3 ETF

Statement of Operations

Year Ended December 31, 2024

Bitwise Web3 ETF
Investment Income
Dividend income*	$9,242

Expenses
Investment advisory fees	22,377

Total expenses	22,377

Net investment income (loss)	(13,135)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(121,769)
In-kind redemptions	724,600
Foreign currency transactions	(390)

Net realized gain (loss)	602,441

Net change in unrealized appreciation (depreciation) on:
Investments	(157,259)
Foreign currency translations	(2)

Net unrealized gain (loss)	(157,261)

Net realized and unrealized gain (loss)	445,180

Net Increase (Decrease) in Net Assets Resulting from Operations	$432,045

* Net of foreign tax withheld	$268

See Notes to Financial Statements.	7

Bitwise Web3 ETF

Statement of Changes in Net Assets

Year Ended December 31, 2024

	Bitwise Web3 ETF
	Year Ended December 31, 2024		Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(13,135)		$(4,481)
Net realized gain (loss)	602,441		612,320
Net change in net unrealized appreciation (depreciation)	(157,261)		160,537

Net increase (decrease) in net assets resulting from operations	432,045		768,376

Fund Shares Transactions
Proceeds from shares sold	5,970,955	(1)	1,484,996	(2)
Value of shares redeemed	(3,912,624	)(1)	(2,614,222	)(2)

Net increase (decrease) in net assets resulting from fund share transactions	2,058,331		(1,129,226)

Total net increase (decrease) in net assets	2,490,376		(360,850)

Net Assets
Beginning of period	1,043,096		1,403,946

End of period	$3,533,472		$1,043,096

Changes in Shares Outstanding
Shares outstanding, beginning of period	24,000		64,000
Shares sold	120,000	(1)	40,000	(2)
Shares redeemed	(80,000	)(1)	(80,000	)(2)

Shares outstanding, end of period	64,000		24,000

(1)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $2,934,675 and $(2,939,712), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 60,000 and (60,000), respectively.

(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $1,484,996 and $(1,481,231), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 40,000 and (40,000), respectively.

See Notes to Financial Statements.	8

Bitwise Web3 ETF

Financial Highlights

	Years Ended December 31		Period Ended December 31, 2022(a)
Bitwise Web3 ETF Selected Per Share Data	2024	2023
Net Asset Value, beginning of period	$43.46	$21.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.23)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	11.98	21.68	(3.03)

Total from investment operations	11.75	21.52	(3.06)

Net Asset Value, end of period	$55.21	$43.46	$21.94

Total Return (%)	27.03	98.13	(12.25	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4	$1	$1
Ratio of expenses (%)	0.85	0.85	0.85	(d)
Ratio of net investment income (loss) (%)	(0.50)	(0.53)	(0.44	)(d)
Portfolio turnover rate (%)(e)	28	32	51	(c)

(a)	For the period October 3, 2022 (commencement of operations) through December 31, 2022.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Financial Statements.	9

Bitwise Web3 ETF

Notes to Financial Statements

December 31, 2024

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of December 31, 2024, the Trust consists of four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Bitwise Web3 ETF

The Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Fund commenced operations on October 3, 2022.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 20,000 shares, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Web3 Equities Index (the “Index”). Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets plus borrowings in the securities comprising the Index. The Index provides focused exposure to the equity securities of companies that are well-positioned to benefit from the emergence of Web3 and Web3 technologies.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Adviser (“the Valuation Committee”).

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these

10

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

December 31, 2024

determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,521,507	$—	$—	$3,521,507

TOTAL	$3,521,507	$—	$—	$3,521,507

Cash

Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. The Fund’s policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

11

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

December 31, 2024

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Foreign Currency Risk

To the extent that the Fund invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.85%.

This unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to the Fund. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

A Trustee and certain Officers of the Fund are also employees of the Adviser and receive no compensation from the Fund.

4. Investment Transactions

The Fund’s purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$711,797	$849,382

12

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

December 31, 2024

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$5,914,311	$3,743,237

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 20,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

6. Affiliate Ownership

As of December 31, 2024, Bitwise Asset Management, Inc., the parent company of the Adviser, directly held 6.25% of the Fund’s shares outstanding.

7. Federal Income Taxes

As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Losses)
Bitwise Web3 ETF	$ (46,673)	$(140,461)	$(187,134)

At December 31, 2024, for Federal income tax purposes, the Fund have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Bitwise Web3 ETF	$ 44,008	$ 2,665	$46,673

For the fiscal year ended December 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss),

Passive Foreign Investment Companies (“PFICs”), redemptions-in-kind, partnership 4nvestments, and accrued foreign capital gain taxes.

Fund	Distributable earnings (loss)	Paid-in Capital
Bitwise Web3 ETF	$ (665,535)	$665,535

As of December 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregate gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise Web3 ETF	$3,661,966	$(140,459)	$ 220,575	$(361,034)

13

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

December 31, 2024

8. Segment Reporting

In this reporting period, the Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Selective members of the Executive Management Committee, Officers of the Fund and other senior personnel of the Fund’s adviser, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio composition, total return, expense ratio and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

9. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no other material events that would require disclosure or recognition in the Fund’s financial statements, which occurred during the period subsequent to

December 31, 2024.

14

Bitwise Funds Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Bitwise Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Bitwise Web3 ETF (the Fund), a series of Bitwise Funds Trust, including the schedule of investments as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended and for the period October 3, 2022 (commencement of operations) to December 31, 2022. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period October 3, 2022 to December 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Bitwise Funds Trust investment companies since 2022.

/s/ KPMG LLP

New York, New York

February 26, 2025

15

Bitwise Web3 ETF

Board Considerations Regarding Approval of Investment Management

Agreement and Investment Sub-Advisory Agreement (Unaudited)

Bitwise Web3 ETF

The Board of Trustees (the “Board” or “Trustees”) of Bitwise Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuation of the investment management agreement (the “Advisory Agreement”) with Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), on behalf of Bitwise Web3 ETF (the “Fund”), among the Trust, on behalf of the Fund, and the Adviser, for an additional one-year period ending September 30, 2024 at a meeting held on September 12, 2024 (the “Meeting”). The Board determined that the continuation of the Advisory Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided by the Adviser and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At the Meeting, the Board, including the Independent Trustees, reviewed materials provided by the Adviser responding to requests for information from counsel that, among other things, outlined: the services provided by the Adviser to the Fund; the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”), each assembled by an independent third-party source, and as compared to fees charged to other clients of the Adviser, including other ETFs managed by the Adviser; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes; the nature of expenses incurred in providing services to each Fund and the potential for the Adviser to realize economies of scale, if any; profitability and other financial data for the Adviser; any indirect benefits to the Adviser; and information on the Adviser’s compliance program. The Board applied its business judgment to determine whether the arrangement between the Trust and the Adviser continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Adviser manages the Fund and knowing the Fund’s unitary fee.

In reviewing the Advisory Agreement for the Fund, the Board considered the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement. The Board considered that the Adviser is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Adviser to the Fund. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser and considered that it includes a robust program for monitoring the Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.

In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Adviser under the Advisory Agreement have been and are expected to remain satisfactory and that the Adviser has managed the Fund consistent with its investment objective, policies and restrictions. The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board considered that as part of the unitary fee the Adviser is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Adviser to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund represented the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Adviser for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information for periods ended June 30, 2024 regarding the performance of Bitwise Web3 ETF’s underlying index and the correlation between the Bitwise Web3 ETF’s performance and that of its underlying index, and the degree of tracking difference experienced by the Fund. Based on the information provided and its ongoing review of performance, the Board concluded that the Bitwise Web3 ETF was sufficiently correlated to its underlying index and that the tracking difference for the Fund was within a reasonable range.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Adviser to the Fund under the Advisory Agreement.

The Board considered information and discussed with the Adviser whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would

16

Bitwise Web3 ETF

Board Considerations Regarding Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited) (Continued)

benefit the Adviser, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs of the Adviser in serving as investment adviser to the Fund for the twelve months ended June 30, 2024 and the estimated profitability level for the Fund calculated by the Adviser based on such data. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Adviser’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Adviser that may be realized from its relationship with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Adviser were not unreasonable. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

17

Bitwise Web3 ETF

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

18

(This page intentionally left blank)

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment	Vident Asset Management	Securities Lending Agent &
Manager, LLC	1125 Sanctuary Parkway,	Transfer Agent
250 Montgomery Street,	Suite 515	The Bank of New York Mellon
Suite 200	Alpharetta, GA 30009	240 Greenwich Street
San Francisco, CA 94104		New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Fund Services, LLC	Public Accounting Firm	Chapman and Cutler LLP
Three Canal Plaza, Suite 100	KPMG LLP	320 South Canal Street
Portland, ME 04101	345 Park Avenue	Chicago, IL 60606
New York, NY 10154

Bitwise Funds Trust
250 Montgomery Street,
Suite 200,
San Francisco, CA 94104

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)  Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bitwise Funds Trust

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro, President
(principal executive officer)

Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro President
(principal executive officer)

Date: March 7, 2025

By (Signature and Title)*	/s/ James Gallo, Treasurer
James Gallo, Treasurer
(principal financial officer)

Date: March 7, 2025

*	Print the name and title of each signing officer under his or her signature.